Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class I
Prospectus [Line Items]
Annual Return [Percent]	(4.22%)	none	none	3.15%	(14.88%)	(26.02%)	(41.83%)